Licensed Copyrights, Net - Additional Information (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Finite Lived License Agreements [Line Items]
Weighted-average useful life of licensed copyrights	2 years 9 months 18 days	2 years 9 months 18 days	2 years 9 months 18 days	2 years 6 months
Impairment charge on licensed copyrights			¥ 180,615	¥ 390,235
Licensed Copyrights
Finite Lived License Agreements [Line Items]
Amortization expense	¥ 12,743,323	$ 1,830,464	¥ 12,055,624	¥ 7,491,955